Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions (Table)

Amount
Balance as at January 1, 2022	$561
Arising during the year	208
Utilized	(36)
Balance as at December 31, 2022	$733
Arising during the year	55
Utilized	(146)
Balance as at December 31, 2023	$642